Related party transactions - Major Related Party Transaction (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Relx Inc.
Expenses allocated from/(to) related parties:
Sharebased compensation expenses allocated from RELX Inc.			¥ (474,132)
Expenses allocated to Relx Inc.	¥ (13,370)	¥ (4,883)
Expenses allocated from Relx Inc.	2,696	399
Sales of products to related party	293,530	66,752	42,267
Expenses allocated from Relx Inc.'s operations	71,156
Other	1,212
Redemption of long-term investments by Relx Inc. and Sunnyheart Inc.	588,872
Related Party
Expenses allocated from/(to) related parties:
Total	¥ 944,096	¥ 62,268	¥ 516,399